Related party transactions (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Tencent Group [Member]
Related party transactions
Noncontrolling interest, ownership percentage by parent				2.30%
Common Class A [Member]
Related party transactions
Common stock, shares, issued	2,860,222,213	2,793,298,344
Common Class A [Member] | Tencent Group [Member]
Related party transactions
Common stock, shares, issued				460,000,000
JD Technology
Related party transactions
Amount of over-due receivable transferred	¥ 240	¥ 237	¥ 77
JD Technology | Finance receivables past due over certain agreed period of time
Related party transactions
Accounts receivables transferred without recourse and derecognized	55,028	50,282	¥ 43,299
Related party transaction, Amounts of transaction		1,462
Related parties, other than the major related parties
Related party transactions
Amount due from related parties	¥ 498	¥ 565
Amount due from related parties as a percentage of total accounts receivable, net and prepayments and other current assets	1.39%	1.58%
Amount due to and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties	¥ 173	¥ 488
Amount due to and deferred revenues from related parties as a percentage of total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current liabilities	0.07%	0.20%
Related parties, other than the major related parties | Total net revenues | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)	0.12%	0.26%	0.24%
Related parties, other than the major related parties | Total operating expenses | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)	0.12%	0.13%	0.17%